Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 99.7%
Debt Funds - 35.7%
iShares 0-5 Year High Yield Corporate Bond ETF	67,600	$2,971,020
iShares 20+ Year Treasury Bond ETF	4,709	768,792
iShares iBoxx $ Investment Grade Corporate Bond ETF	72,597	9,779,542
iShares Short Maturity Bond ETF	32,192	1,613,141
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	81,264	4,462,206
iShares U.S. Treasury Bond ETF	292,978	8,188,735
Total Debt Funds		27,783,436
Equity Funds - 64.0%
iShares Core MSCI EAFE ETF	151,438	9,128,683
iShares Core S&P 500 ETF	45,178	15,182,519
iShares Core S&P Small-Capital ETF	41,878	2,941,092
iShares Global Tech ETF	9,950	2,623,516
iShares MSCI USA Min Vol Factor ETF	23,696	1,510,146
iShares MSCI USA Value Factor ETF	38,678	2,853,663
iShares Trust iShares ESG Aware MSCI USA ETF	149,050	11,359,100
iShares, Inc., iShares ESG Aware MSCI EM ETF	118,008	4,202,265
Total Equity Funds		49,800,984
Total Exchange Traded Funds (Cost - $69,493,506)		77,584,420
Short-Term Investments - 0.1%
Money Market Funds - 0.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $66,660)	66,660	66,660
Total Investments - 99.8% (Cost - $69,560,166)		$77,651,080
Other Assets Less Liabilities - Net 0.2%		122,360
Total Net Assets - 100.0%		$77,773,440

(a)	The rate shown is the annualized seven-day yield at period end.